Segment Information (Tables)	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Financial information for each segment follows:

	Quarter Ended September 30,		Nine Months Ended September 30,
(In thousands)	2013	2012	2013	2012
Net sales:
Bananas	$455,981	$446,080	$1,481,625	$1,499,096
Salads and Healthy Snacks	239,102	239,943	739,392	729,430
Other Produce	27,979	28,144	88,468	112,290
	$723,062	$714,167	$2,309,485	$2,340,816
Operating income (loss):
Bananas[1]	$18,039	$(1,784)	$101,438	$46,328
Salads and Healthy Snacks[2]	(5,155)	(26,926)	4,595	(16,518)
Other Produce[3]	2,325	(3,407)	1,904	(12,773)
Corporate costs[4]	(14,056)	(33,987)	(41,070)	(65,978)
	$1,153	$(66,104)	$66,867	$(48,941)

[1]
Includes the acceleration of $6 million of losses on ship sublease arrangements in the first quarter of 2012, net of $2 million of related sale-leaseback gain amortization during the sublease period. As part of the company's European shipping reconfiguration, five ships, two in the fourth quarter of 2011 and three in the first quarter of 2012, were removed from service and subleased. The primary leases for an equivalent number of ships were not renewed at the end of 2012. These accelerated sublease losses are included in "Cost of sales."

[2]
Includes $1 million of "Cost of sales" in the first quarter of 2013 for severance costs related to a fruit ingredient business. Includes $1 million of "Cost of sales" in the first quarter of 2012 primarily related to inventory write-offs to exit healthy snacking products that were not sufficiently profitable and $1 million of "Selling, general and administrative" to restructure the European healthy snacking sales force. These costs related to actions completed during the first quarter of 2012. Includes $1 million in "Cost of sales" in the second quarter of 2012, primarily related to the closure of a research and development facility. Includes $28 million of "Equity in (earnings) losses of investees" in the third quarter of 2012 to fully impair the company's equity-method investment and to record estimates of probable cash obligations to the Danone JV as described above.

[3]	Includes $2 million of "Cost of sales" in the first quarter of 2012, primarily related to inventory write-offs to exit low-margin other produce.

[4]	Includes "Restructuring and relocation costs" further detailed in Note 3.